Other Operating Income, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Component of Operating Income [Abstract]
Finance charges	$ 16.4	$ 11.8	$ 15.2
AFUDC associated with pipeline projects	0.0	5.5	3.3
Interest and interest-related income	3.2	1.7	0.2
Utility non-tariff service income	2.8	1.5	2.6
Loss on private equity partnership investment	0.0	(11.0)	0.0
Gains (losses) on sales of fixed assets, net	5.3	(3.9)	3.3
Other, net	3.6	4.9	(2.2)
Total other operating income, net	$ 31.3	$ 10.5	$ 22.4